S000076590 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares Interest Rate Hedged U.S. Aggregate Bond ETF | iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.11%	5.88%	6.58%